Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Executive Compensation Processes and Policies

Committee Processes and Role of Advisors

The Committee typically meets one or more times in the first quarter following the end of each calendar year to review the performance of the Company and its executives. At these meetings, all compensation recommendations are made, including recommendations regarding adjustments to the annual base salaries of the executive officers, if any, as well as determination of payouts under our incentive programs for completed years and establishment of performance measures and targets for the current year’s programs. To the extent the Committee approves new equity-based awards for employees (including executive officers) and directors during the first fiscal quarter of a year, the grant date of such awards is typically April 1st of such year. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company currently does not grant stock options.

The Committee has delegated authority to the Company’s chief executive officer to grant incentives pursuant to the terms of the Company’s stock incentive plan to new employees of the Company who are not subject to Section 16 of the Exchange Act, provided the award: (1) is made in writing and during an open window period, (2) does not relate to more than 25,000 shares of the Company’s common stock per new hire and no more than 100,000 share of common stock per calendar year, and (3) is reported to the Committee at its next meeting. The Board typically makes compensation decisions based on the Committee’s recommendations at a separate meeting of the Board following the Committee meeting.

The Committee engages an independent compensation consultant as it deems necessary to review and evaluate our compensation practices and policies and the last such engagement occurred in 2018. It is the Committee’s policy that no compensation consultant providing services to the Committee will provide services to the Company’s management.

Our Chief Executive Officer attends the Committee’s meetings, assists in the Committee’s evaluation of Company and executive officer performance (other than himself), and recommends the specific elements and amounts of compensation to be paid to the executive officers. Our Chief Executive Officer is not present or otherwise involved when the Committee reviews his performance and develops recommendations regarding his compensation.

Award Timing Method	To the extent the Committee approves new equity-based awards for employees (including executive officers) and directors during the first fiscal quarter of a year, the grant date of such awards is typically April 1st of such year. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company currently does not grant stock options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false